Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents

For purposes of reporting cash flows, the Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

During the years ended December 31, 2020 and December 31, 2019 the Company did not maintain its own bank account. On July 17, 2020, VitaNova acquired a super majority of the Company, which at the time was a shell. At the time, the Company had no assets at, and its operating capital was provided by VitaNova pursuant to a Promissory Note dated August 17, 2020. On September 20, 2020, VitaNova commenced a private placement on behalf of the Company and raised $351,093 during the year ended December 31, 2020. The proceeds from the Company’s capital raise were deposited into VitaNova’s bank account and recorded on the Company’s books as “Due from Related Party.” In 2021, the Company completed its private placement by raising an additional $205,036. Those proceeds were deposited into a Company bank account opened on February 23, 2021.

Due from Related Party - VitaNova Partners, LLC

Due from related party – VitaNova Partners, LLC

VitaNova owns approximately 28.75% of the Company. The Company currently has one director who is also the Company’s Chief Executive Officer as well as the Chief Executive Officer and Secretary of VitaNova.

During 2020, the Company’s funds were held as due the Company in a bank account owned by VitaNova. For the year ended December 31, 2020, VitaNova held $51,179 for the benefit of the Company. For the year ended December 31, 2019, the Company recorded a liability due to a related party, VitaNova, of $6,514 for expenses incurred by the Company but paid by VitaNova.

Revenue and Direct cost of revenue

Revenue and Direct cost of revenue

During 2020, the Company subleased its leased land to an unreleated entity. The subleased revenue is shown as revenue and the associated cost of the sublease is recognized as a direct cost of this revenue.

Accounting for Equity Raise

Accounting for Equity Raise

The Company recently completed a private placement and raised $556,129 by issuing 55,612,900 common shares along with 55,612,900 warrants expiring on September 30, 2022 exercisable at $0.20 per share. During the twelve months ended December 31, 2020, the Company closed on $351,092 in equity and issued 35,109,231 common shares and 35,109,231 warrants. Accounting Standards Codifaction (“ASC”) requires the Company to first analyze the warrant to determine if the warrant is a liability or equity instrument.

The warrants in the offering qualifies as equity. The issued warrant does not obligate the Company to repurchase its shares by transferring an asset. The warrant does not obligate the Company to settle the warrant by issuing a variable number of shares if the monetary value of the obligation is based on a predetermined fixed amount, variation in something other than the issuers stock price, or variations inversely related to the issuers stock price. Therefore, since there is no obligation on behalf of the Company, the warrants should be classified as equity.

The next step is to determine the fair value of the equity unit. The Company’s offering does not meet any of the four areas of ASC 820-10-30-3A requiring a fair value calculation; therefore, fair value equals the actual transaction value. The next step is to compute the fair in order to determine the allocation of value between the common shares and the warrants issued (ASC 815). The Company performed this calculation which gave a value of 50% to the warrant and 50% to the common shares.

The following varibles were used to calculate the warrant value:

●	Annualized volatility of 865%
●	Expected life in years of 1.02
●	Discount rate – bond equivalent (US Treasury 5-year coupon rate) of 0.37%

The common share value was computed by evaluating each equity raise closing date to VTNA’s market stock price to the price issue, which was $0.01/share.